Document and Entity Information	Jul. 19, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2025
Entity File Number	000-54863
Entity Registrant Name	EATON CORPORATION plc
Entity Central Index Key	0001551182
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	98-1059235
Entity Address, Address Line One	30 Pembroke Road
Entity Address, Address Line Two	Eaton House
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 Y0C2
City Area Code	353
Local Phone Number	1637 2900
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Ordinary shares ($0.01 par value) [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares ($0.01 par value)
Trading Symbol	ETN
Security Exchange Name	NYSE
4.450% Senior Notes due 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.450% Senior Notes due 2030
Trading Symbol	ETN/30
Security Exchange Name	NYSE
3.625% Senior Notes due 2035 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.625% Senior Notes due 2035
Trading Symbol	ETN/35
Security Exchange Name	NYSE